Core Alternative ETF
Schedule of Investments
January 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Communications - 5.0%
Alphabet, Inc. - Class A (a)	2,282	$4,170,036
AT&T, Inc.	116,767	3,343,039
		7,513,075
Consumer Discretionary - 6.1%
Genuine Parts Co.	25,125	2,358,735
McDonald's Corp.	14,977	3,112,820
Starbucks Corp.	36,810	3,563,576
		9,035,131
Consumer Staples - 15.5%
Diageo PLC - ADR (b)	17,515	2,807,129
Dollar General Corp.	16,715	3,252,906
Kimberly-Clark Corp.	22,792	3,010,823
PepsiCo, Inc.	26,395	3,604,765
Sysco Corp.	49,448	3,536,027
The Procter & Gamble Co.	25,034	3,209,609
Walmart, Inc.	26,313	3,696,714
		23,117,973
Energy - 3.8%
Chevron Corp.	28,777	2,451,800
Exxon Mobil Corp.	71,959	3,226,642
		5,678,442
Financials - 12.6%
Aflac, Inc.	58,344	2,635,982
CME Group, Inc.	11,887	2,160,343
JPMorgan Chase & Co.	34,417	4,428,435
Morgan Stanley	60,771	4,074,696
The Blackstone Group, Inc. - Class A	53,110	3,568,461
U.S. Bancorp	46,619	1,997,624
		18,865,541
Health Care - 15.4%
Abbott Laboratories	16,753	2,070,503
Amgen, Inc.	13,941	3,365,776
Anthem, Inc.	9,784	2,905,652
Eli Lilly & Co.	21,400	4,450,558
Johnson & Johnson	24,218	3,950,682
Merck & Co., Inc.	34,937	2,692,595
UnitedHealth Group, Inc.	10,549	3,518,936
		22,954,702
Industrials - 14.0%
3M Co.	19,402	3,408,155
Emerson Electric Co.	40,213	3,190,902
L3Harris Technologies, Inc.	15,714	2,695,108
Lockheed Martin Corp.	8,225	2,646,969
Norfolk Southern Corp.	16,387	3,877,492
Raytheon Technologies Corp.	20,984	1,400,262
Waste Management, Inc.	32,302	3,595,859
		20,814,747

Materials - 2.3%
Air Products & Chemicals, Inc.	12,652	3,375,047

Technology - 18.4%
Accenture PLC - Class A (b)	14,828	3,587,190
Apple, Inc.	29,330	3,870,387
Broadridge Financial Solutions, Inc.	23,657	3,342,971
Cisco Systems, Inc.	69,485	3,097,641
FactSet Research Systems, Inc.	9,828	2,971,397
Microsoft Corp.	17,750	4,117,290
Oracle Corp.	56,735	3,428,496
Paychex, Inc.	35,492	3,099,161
		27,514,533
Utilities - 4.8%
NextEra Energy, Inc.	47,133	3,811,646
The Southern Co.	57,808	3,406,047
		7,217,693
Total Common Stocks (Cost $121,665,662)		146,086,884

MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 0.04% (c)	881,831	881,831
Total Money Market Funds (Cost $881,831)		881,831

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS - 1.4%
PURCHASED PUT OPTIONS - 1.2%
CBOE S&P 500 Index
Expiration: February 2021, Exercise Price: $3,700	400	1,858,000	$ 148,569,600
PURCHASED CALL OPTIONS — 0.2%
CBOE S&P 500 Index
Expiration: February 2021, Exercise Price: $3.820	125	55,625	46,428,000
Expiration: February 2021, Exercise Price: $3,820	150	171,750	55,713,600
Expiration: February 2021, Exercise Price: $3,830	175	12,688	64,999,200
		240,063
Total Purchased Options (Cost $2,651,939)		2,098,063

Total Investments (Cost $125,199,432) - 99.9%		149,066,778
Other Assets Less Liabilities - 0.1%		117,667
Net Assets - 100.0%		$149,184,445

ADR	American Depositary Receipt
CBOE	Chicago Board Options Exchange
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Each contract has a multiplier of 100.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$146,086,884	$-	$-	$146,086,884
Money Market Funds	881,831	-	-	881,831
Purchased Options	-	2,098,063	-	2,098,063
Total Investments - Assets	$146,968,715	$2,098,063	$-	$149,066,778

* See the Schedule of Investments for industry classifications.